Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Jun. 30, 2025		Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

pay versus performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, as such rules apply to smaller reporting companies, we are providing the following disclosure regarding the relationship between executive compensation and our financial performance for each of the fiscal years ending June 30, 2025, June 30, 2024, and June 30, 2023. In determining the “compensation actually paid” to our Named Executive Officers (“NEOs”), the SEC rules require us to make various adjustments to amounts reported in the Summary Compensation Table because the SEC’s valuation methods for this disclosure differ from those required in the Summary Compensation Table. The table below summarizes compensation values reported in our Summary Compensation Table, as well as the adjusted values required in the “pay versus performance” disclosure by the SEC rules.

Year	Summary Compensation Table Total for David O’Neil (1)	Compensation Actually Paid to David O’Neil (1) (3)	Average Summary Compensation Table Total for Non-PEO NEOs (1)	Average Compensation Actually Paid to Non-PEO NEOs (1) (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (2)	Net Income (in thousands)

2025	$655,147	$926,742	$168,121	$368,233	$315	$8,142
2024	$621,964	$651,079	$268,348	$297,463	$148	$5,815
2023	$441,788	$456,905	$211,822	$222,410	$114	$3,677

(1)	Our Principal Executive Officer (“PEO”) and the remaining Named Executive Officers for the relevant fiscal years, as determined under SEC rules are as follows:

Year	Current PEO	Non-PEO NEO
2025	David O’Neil	Katrina Sparano (July 1 - Feb 15);
Kaitlyn O’Neil (Jan 6 – June 30);
Jennifer Pickering
2024	David O’Neil	Katrina Sparano
2023	David O’Neil	Katrina Sparano, Peggy Murphy

The average compensation actually paid to non-PEO NEOs for fiscal year 2023 includes compensation actually paid to Peggy A. Murphy of $181,143 for that year. Ms. Murphy was a Named Executive Officer 2023, but is not a Named Executive Officer for fiscal year 2024 or 2025.

(2)	Total Shareholder Return amounts assume an initial fixed investment of $100 in the earliest year presented in the chart, and that all dividends, if any, were reinvested. The measurement date as of the applicable fiscal year end.

(3)	Deductions from, and additions to, total compensation as reported in the Summary Compensation Table by year to calculate compensation actually paid as follows:

	2023		2024		2025
	Current PEO	Average Non-PEO NEOs (1)	Current PEO	Average Non- PEO NEOs	Current PEO	Average Non-PEO NEOs (1)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(20,550)	$(10,275)	$(20,150)	$(20,150)	$(7,455)	$(21,742)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$28,315	$14,158	$35,550	$35,550	$62,730	$92,900

Increase (deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$6,936	$6,358	$13,715	$13,715	$103,850	$72,719

Increase (deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$416	$347	$0	$0	$112,470	$56,235

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0	$0	$0

TOTAL ADJUSTMENTS	$15,117	$10,588	$29,115	$29,115	$271,595	$200,112

(1) Other Named Executive Officers (NEOs) represents compensation of the sole non-PEO NEO for fiscal year 2024, and the average compensation of the non-PEO NEOs identified above for fiscal years 2025 and 2023.

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year- End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2025	Mr. O’Neil	$655,147	$(7,455)	$62,730	$103,850	$112,470	$0	$926,742
	Other NEO (1)	$168,121	$(21,742)	$92,900	$72,719	$56,235	$0	$368,233

2024	Mr. O’Neil	$621,964	$(20,150)	$35,550	$13,715	$0	$0	$651,079
	Other NEO (1)	$268,348	$(20,150)	$35,550	$13,715	$0	$0	$297,463

2023	Mr. O’Neil	$441,788	$(20,550)	$28,315	$6,936	$416	$0	$456,905
	Other NEOs (1)	$211,822	$(10,275)	$14,158	$6,358	$347	$0	$222,410

(1) Other Named Executive Officers (NEOs) represents compensation of the sole non-PEO NEO for fiscal year 2024, and the average compensation of the non-PEO NEOs identified above for fiscal years 2025 and 2023.

Non-PEO NEO Average Total Compensation Amount	[1],[2]	$ 168,121		$ 268,348	$ 211,822
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2],[3]	368,233		297,463	222,410
Total Shareholder Return Amount	[4]	315		148	114
Net Income (Loss)		$ 8,142,000		$ 5,815,000	$ 3,677,000
PEO Name		David O’Neil		David O’Neil	David O’Neil
David O’Neil [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[2]	$ 655,147		$ 621,964	$ 441,788
PEO Actually Paid Compensation Amount	[2],[3]	926,742		651,079	456,905
David O’Neil [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,455)		(20,150)	(20,550)
David O’Neil [Member] | Year- End Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		62,730		35,550	28,315
David O’Neil [Member] | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		103,850		13,715	6,936
David O’Neil [Member] | Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		112,470		0	416
David O’Neil [Member] | Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		271,595	[5]	29,115	15,117
PEO | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,455)		(20,150)	(20,550)
PEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		62,730		35,550	28,315
PEO | Increase (deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		103,850		13,715	6,936
PEO | Increase (deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		112,470		0	416
PEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0		0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		200,112	[5]	29,115	10,588	[5]
Non-PEO NEO | Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(21,742)	[5]	(20,150)	(10,275)	[5]
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		92,900	[5]	35,550	14,158	[5]
Non-PEO NEO | Increase (deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		72,719	[5]	13,715	6,358	[5]
Non-PEO NEO | Increase (deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		56,235	[5]	0	347	[5]
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	[5]	0	0	[5]
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	(21,742)		(20,150)	(10,275)
Non-PEO NEO | Year- End Equity Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	92,900		35,550	14,158
Non-PEO NEO | Change in Value of Prior Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	72,719		13,715	6,358
Non-PEO NEO | Change in Value of Vested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	56,235		0	347
Non-PEO NEO | Value of Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[1]	$ 0		$ 0	$ 0

[1]	Other Named Executive Officers (NEOs) represents compensation of the sole non-PEO NEO for fiscal year 2024, and the average compensation of the non-PEO NEOs identified above for fiscal years 2025 and 2023.
[2]	Our Principal Executive Officer (“PEO”) and the remaining Named Executive Officers for the relevant fiscal years, as determined under SEC rules are as follows:
Year	Current PEO	Non-PEO NEO
2025	David O’Neil	Katrina Sparano (July 1 - Feb 15);
Kaitlyn O’Neil (Jan 6 – June 30);
Jennifer Pickering
2024	David O’Neil	Katrina Sparano
2023	David O’Neil	Katrina Sparano, Peggy Murphy

The average compensation actually paid to non-PEO NEOs for fiscal year 2023 includes compensation actually paid to Peggy A. Murphy of $181,143 for that year. Ms. Murphy was a Named Executive Officer 2023, but is not a Named Executive Officer for fiscal year 2024 or 2025.

[3]	Deductions from, and additions to, total compensation as reported in the Summary Compensation Table by year to calculate compensation actually paid as follows:
	2023		2024		2025
	Current PEO	Average Non-PEO NEOs (1)	Current PEO	Average Non- PEO NEOs	Current PEO	Average Non-PEO NEOs (1)
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	$(20,550)	$(10,275)	$(20,150)	$(20,150)	$(7,455)	$(21,742)

Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	$28,315	$14,158	$35,550	$35,550	$62,730	$92,900

Increase (deduction) for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	$6,936	$6,358	$13,715	$13,715	$103,850	$72,719

Increase (deduction) for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	$416	$347	$0	$0	$112,470	$56,235

Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	$0	$0	$0	$0	$0	$0

TOTAL ADJUSTMENTS	$15,117	$10,588	$29,115	$29,115	$271,595	$200,112

(1) Other Named Executive Officers (NEOs) represents compensation of the sole non-PEO NEO for fiscal year 2024, and the average compensation of the non-PEO NEOs identified above for fiscal years 2025 and 2023.

Year	Executive(s)	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year- End Equity Value ($)	Change in Value of Prior Equity Awards ($)	Add Change in Value of Vested Equity Awards ($)	Subtract Value of Equity Awards that Failed to Meet Vesting Conditions ($)	Compensation Actually Paid ($)
2025	Mr. O’Neil	$655,147	$(7,455)	$62,730	$103,850	$112,470	$0	$926,742
	Other NEO (1)	$168,121	$(21,742)	$92,900	$72,719	$56,235	$0	$368,233

2024	Mr. O’Neil	$621,964	$(20,150)	$35,550	$13,715	$0	$0	$651,079
	Other NEO (1)	$268,348	$(20,150)	$35,550	$13,715	$0	$0	$297,463

2023	Mr. O’Neil	$441,788	$(20,550)	$28,315	$6,936	$416	$0	$456,905
	Other NEOs (1)	$211,822	$(10,275)	$14,158	$6,358	$347	$0	$222,410

(1) Other Named Executive Officers (NEOs) represents compensation of the sole non-PEO NEO for fiscal year 2024, and the average compensation of the non-PEO NEOs identified above for fiscal years 2025 and 2023.

[4]
(2)	Total Shareholder Return amounts assume an initial fixed investment of $100 in the earliest year presented in the chart, and that all dividends, if any, were reinvested. The measurement date as of the applicable fiscal year end.

[5]	Other Named Executive Officers (NEOs) represents compensation of the sole non-PEO NEO for fiscal year 2024, and the average compensation of the non-PEO NEOs identified above for fiscal years 2025 and 2023.